Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Restricted Net Assets [Abstract]
Minimum Percentage of Profit Allocated To General Reserve Fund	10.00%	10.00%
Maximum Threshold Percentage of General Reserve Fund to Registered Capital	50.00%	50.00%
Amounts restricted	¥ 90,015	$ 12,872